Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 28, 2017	Jul. 19, 2017	Jun. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction		16,700,000
Sale of stock, price per share (usd per share)		$ 1.50
Consideration received on transaction, gross		$ 25,050
Issue of common shares on exercise of share units (in shares)					845,491
Compensation expense				$ 6,961	$ 10,450	$ 14,871
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares in connection with merger (in shares)			653,532
Vesting period (in years)				3 years
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 6,961	$ 10,450	$ 14,871
Granted (in shares)				993,659	684,402	5,556,630
Compensation cost not yet recognized				$ 1,736
Period for recognition (in years)				5 months
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSU's outstanding with vesting contingent on certain performance conditions (in shares)				1,460,000
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares in connection with merger (in shares)			44,882,782			325,073
Issue of common shares on exercise of share units (in shares)				2,045,617		575,024
Stock issued during period (in shares)					845,491
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction	2,425,000
Sale of stock, price per share (usd per share)	$ 1.50
Consideration received on transaction, gross	$ 3,638
Sale of stock, transaction costs	2,735
Consideration received on transaction	$ 25,953